Shareholders' equity - Capital adequacy (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Excess CET1 Risk Based Capital Above Applicable Threshold	$ 7,281
Excess Tier One Risk Based Capital Above Applicable Threshold	8,122
Excess Total Risk Based Capital Above Applicable Threshold	5,910
Excess Tier One Leverage Capital Above Applicable Threshold	$ 8,780
Common Equity Tier One Capital Ratio	10.70%	10.60%
Tier 1 risk based capital to risk weighted assets (percent)	12.70%	12.60%
Capital to risk weighted assets (percent)	13.40%	13.00%
Tier 1 leverage capital to average assets (percent)	6.60%	6.60%
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 18,593	$ 18,093
Total Tier 1 capital	22,044	21,465
Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Average assets for leverage capital purposes	331,600	326,809
Common shareholders’ equity | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	37,859	35,794
Goodwill and intangible assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	(18,684)	(17,314)
Net pension fund assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	(169)	(55)
Total Tier 1 capital	(42)	(36)
Deferred tax assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	(372)	(313)
Deferred tax assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	(33)	(19)
Other | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	(8)	0
Total Tier 1 capital	(41)	(121)
Total Tier 2 capital	(12)	(12)
Preferred stock | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	3,542	3,542
Disallowed deferred tax assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(8)	(13)
Subordinated debt | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	1,250	550
Allowance for credit losses | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	261	281
Trust preferred securities | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	0	148
Allowance for credit losses | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	261	281
Excess of expected credit losses | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	31	50
Basel III Transitional Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	155,621	147,671
Basel III Transitional Standardized Approach | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	1,499	967
Total capital	23,543	22,432
Basel III Transitional Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	174,026	170,495
Basel III Transitional Advanced Approach | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	1,269	736
Total capital	23,313	22,201
Credit Risk | Basel III Transitional Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	101,681	97,659
Market Risk | Basel III Transitional Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	3,657	2,836
Operational Risk | Basel III Transitional Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	68,688	$ 70,000
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Excess CET1 Risk Based Capital Above Applicable Threshold	10,848
Excess Tier One Risk Based Capital Above Applicable Threshold	9,112
Excess Total Risk Based Capital Above Applicable Threshold	6,717
Excess Tier One Leverage Capital Above Applicable Threshold	$ 7,001
Common Equity Tier One Capital Ratio	14.10%	13.60%
Tier 1 risk based capital to risk weighted assets (percent)	14.40%	13.90%
Capital to risk weighted assets (percent)	14.70%	14.20%
Tier 1 leverage capital to average assets (percent)	7.60%	7.20%